Accounts Receivable, Net	12 Months Ended
Dec. 31, 2010
Accounts Receivable, Net
Accounts Receivable, Net

6. Accounts receivable, net

	December 31, 2009	December 31, 2010
	RMB	RMB
Accounts receivable, gross	90,435,732	167,434,968
Allowance for doubtful accounts:
Balance at beginning of year	—	—
Additional provision for bad debt	—	(9,817,494)
Write-offs	—	—

Balance at end of year	—	(9,817,494)

Accounts receivable, net	90,435,732	157,617,474

Accounts receivable are mainly related to the sale of game cards to distributors, initial license fees, usage based royalty fees due from overseas licensees and film and TV distribution. There were no charges to expenses and write-offs for the years ended December 31, 2008 and 2009.